LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Minimum future operating lease payments to be received	$ 844,189	$ 1,708,860
Operating lease income	833,244	649,693
Income recognized for other services related to operating lease	$ 660,442	$ 541,436
Minimum
LEASES
Term of operating leases	1 year	1 year
Maximum
LEASES
Term of operating leases	10 years	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 259,277	$ 501,738
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	524,293	783,663
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 60,619	$ 423,459